Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000129449 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129449 | Indonesia Government
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129449 | Republic of South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129449 | Malaysia Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129449 | China Government
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129449 | Republic of Poland Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129449 | India Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129449 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129449 | Czech Republic Government
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129449 | Mexico Government
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129449 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129449 | Indonesia
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129449 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129449 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129449 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129449 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129449 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129449 | India
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129449 | Malaysia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000129449 | Poland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129449 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000129449 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129449 | AssetPurchased Option Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129449 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129449 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129447 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129447 | Indonesia Government
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129447 | Republic of South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129447 | Malaysia Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129447 | China Government
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129447 | Republic of Poland Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129447 | India Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129447 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129447 | Czech Republic Government
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129447 | Mexico Government
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129447 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129447 | Indonesia
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129447 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129447 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129447 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129447 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129447 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129447 | India
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129447 | Malaysia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000129447 | Poland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129447 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000129447 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129447 | AssetPurchased Option Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129447 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129447 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000129448 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	6.60%
C000129448 | Indonesia Government
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129448 | Republic of South Africa
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129448 | Malaysia Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129448 | China Government
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129448 | Republic of Poland Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129448 | India Government
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129448 | Colombian TES
Holdings [Line Items]
Percent of Total Investments	3.10%
C000129448 | Czech Republic Government
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129448 | Mexico Government
Holdings [Line Items]
Percent of Total Investments	2.10%
C000129448 | United States
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129448 | Indonesia
Holdings [Line Items]
Percent of Total Investments	6.10%
C000129448 | Colombia
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129448 | South Africa
Holdings [Line Items]
Percent of Total Investments	5.60%
C000129448 | Mexico
Holdings [Line Items]
Percent of Total Investments	5.30%
C000129448 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.10%
C000129448 | China
Holdings [Line Items]
Percent of Total Investments	4.60%
C000129448 | India
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129448 | Malaysia
Holdings [Line Items]
Percent of Total Investments	4.10%
C000129448 | Poland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000129448 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000129448 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000129448 | AssetPurchased Option Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129448 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129448 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082160 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082160 | Southern Veterinary Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082160 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Waterbridge Midstream Operating LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Boost Newco Borrower LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Star Parent, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Aveanna Healthcare LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | Athenahealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082160 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	8.00%
C000082160 | IndustryElectronics - Electrical
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082160 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082160 | IndustryBusiness Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082160 | IndustryFinancial Intermediaries
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082160 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082160 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082160 | IndustryIndustrial Equipment
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082160 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082160 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082158 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082158 | Southern Veterinary Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082158 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Waterbridge Midstream Operating LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Boost Newco Borrower LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Star Parent, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Aveanna Healthcare LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | Athenahealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082158 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	8.00%
C000082158 | IndustryElectronics - Electrical
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082158 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082158 | IndustryBusiness Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082158 | IndustryFinancial Intermediaries
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082158 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082158 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082158 | IndustryIndustrial Equipment
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082158 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082158 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082159 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082159 | Southern Veterinary Partners LLC
Holdings [Line Items]
Percent of Total Investments	0.70%
C000082159 | Zayo Group Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Waterbridge Midstream Operating LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Peraton Corp.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Boost Newco Borrower LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Star Parent, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Aveanna Healthcare LLC
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | Athenahealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	0.60%
C000082159 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	8.00%
C000082159 | IndustryElectronics - Electrical
Holdings [Line Items]
Percent of Total Investments	7.60%
C000082159 | IndustryInvestment Companies
Holdings [Line Items]
Percent of Total Investments	7.30%
C000082159 | IndustryBusiness Equipment & Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000082159 | IndustryFinancial Intermediaries
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082159 | IndustryOil & Gas
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082159 | IndustryUtilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000082159 | IndustryIndustrial Equipment
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082159 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082159 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021322 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021322 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021322 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021322 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021322 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021322 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021322 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021322 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021322 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021322 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021322 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021322 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000021322 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021322 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021322 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021322 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021322 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021322 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000064460 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064460 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000064460 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064460 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000064460 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064460 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064460 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064460 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064460 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000064460 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064460 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000064460 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000064460 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000064460 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000064460 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000064460 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000064460 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064460 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077167 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077167 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077167 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077167 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077167 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077167 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077167 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077167 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077167 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077167 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000077167 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077167 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077167 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077167 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077167 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077167 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077167 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077167 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077168 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077168 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077168 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077168 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077168 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077168 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077168 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077168 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077168 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077168 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000077168 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077168 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077168 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077168 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077168 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077168 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077168 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077168 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077170 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077170 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000077170 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077170 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077170 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077170 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077170 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077170 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077170 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000077170 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000077170 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077170 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000077170 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077170 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000077170 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000077170 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000077170 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077170 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000125075 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125075 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125075 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125075 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125075 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125075 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125075 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125075 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125075 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125075 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125075 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125075 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000125075 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125075 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000125075 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000125075 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125075 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125075 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228875 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228875 | CSC Holdings LLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000228875 | CCO Holdings LLC/CCO Holdings Capital Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228875 | TransDigm, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228875 | NRG Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228875 | Medline Borrower LP
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228875 | Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228875 | Vistra Operations Co. LLC
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | Olympus Water U.S. Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
Holdings [Line Items]
Percent of Total Investments	0.80%
C000228875 | IndustryChemicals
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228875 | IndustryMedia
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228875 | IndustryPipelines
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228875 | IndustryCommercial Services
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228875 | IndustryElectric
Holdings [Line Items]
Percent of Total Investments	4.70%
C000228875 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228875 | IndustryRetail
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228875 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228875 | IndustryInsurance
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228875 | IndustryHealthcare - Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000157073 | New York
Holdings [Line Items]
Percent of Total Investments	9.80%
C000157073 | California
Holdings [Line Items]
Percent of Total Investments	8.90%
C000157073 | Texas
Holdings [Line Items]
Percent of Total Investments	8.00%
C000157073 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157073 | Colorado
Holdings [Line Items]
Percent of Total Investments	5.60%
C000157073 | South Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157073 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.60%
C000157073 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157073 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157073 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157071 | New York
Holdings [Line Items]
Percent of Total Investments	9.80%
C000157071 | California
Holdings [Line Items]
Percent of Total Investments	8.90%
C000157071 | Texas
Holdings [Line Items]
Percent of Total Investments	8.00%
C000157071 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157071 | Colorado
Holdings [Line Items]
Percent of Total Investments	5.60%
C000157071 | South Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157071 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.60%
C000157071 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157071 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157071 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000157072 | New York
Holdings [Line Items]
Percent of Total Investments	9.80%
C000157072 | California
Holdings [Line Items]
Percent of Total Investments	8.90%
C000157072 | Texas
Holdings [Line Items]
Percent of Total Investments	8.00%
C000157072 | Florida
Holdings [Line Items]
Percent of Total Investments	7.10%
C000157072 | Colorado
Holdings [Line Items]
Percent of Total Investments	5.60%
C000157072 | South Carolina
Holdings [Line Items]
Percent of Total Investments	4.90%
C000157072 | Ohio
Holdings [Line Items]
Percent of Total Investments	4.60%
C000157072 | Wisconsin
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157072 | Alabama
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157072 | West Virginia
Holdings [Line Items]
Percent of Total Investments	3.40%
C000121799 | New York
Holdings [Line Items]
Percent of Total Investments	11.00%
C000121799 | Texas
Holdings [Line Items]
Percent of Total Investments	9.20%
C000121799 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000121799 | South Carolina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000121799 | West Virginia
Holdings [Line Items]
Percent of Total Investments	6.00%
C000121799 | Michigan
Holdings [Line Items]
Percent of Total Investments	11.40%
C000121799 | Illinois
Holdings [Line Items]
Percent of Total Investments	7.10%
C000121799 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.80%
C000121799 | Indiana
Holdings [Line Items]
Percent of Total Investments	4.70%
C000121799 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000121799 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	71.70%
C000121799 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.60%
C000121799 | Certificate Participation
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121799 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201844 | New York
Holdings [Line Items]
Percent of Total Investments	11.00%
C000201844 | Texas
Holdings [Line Items]
Percent of Total Investments	9.20%
C000201844 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000201844 | South Carolina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201844 | West Virginia
Holdings [Line Items]
Percent of Total Investments	6.00%
C000201844 | Michigan
Holdings [Line Items]
Percent of Total Investments	11.40%
C000201844 | Illinois
Holdings [Line Items]
Percent of Total Investments	7.10%
C000201844 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.80%
C000201844 | Indiana
Holdings [Line Items]
Percent of Total Investments	4.70%
C000201844 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201844 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	71.70%
C000201844 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.60%
C000201844 | Certificate Participation
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201844 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000201845 | New York
Holdings [Line Items]
Percent of Total Investments	11.00%
C000201845 | Texas
Holdings [Line Items]
Percent of Total Investments	9.20%
C000201845 | Florida
Holdings [Line Items]
Percent of Total Investments	4.20%
C000201845 | South Carolina
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201845 | West Virginia
Holdings [Line Items]
Percent of Total Investments	6.00%
C000201845 | Michigan
Holdings [Line Items]
Percent of Total Investments	11.40%
C000201845 | Illinois
Holdings [Line Items]
Percent of Total Investments	7.10%
C000201845 | Kentucky
Holdings [Line Items]
Percent of Total Investments	6.80%
C000201845 | Indiana
Holdings [Line Items]
Percent of Total Investments	4.70%
C000201845 | Oklahoma
Holdings [Line Items]
Percent of Total Investments	4.00%
C000201845 | Revenue Bonds
Holdings [Line Items]
Percent of Total Investments	71.70%
C000201845 | General Obligations
Holdings [Line Items]
Percent of Total Investments	24.60%
C000201845 | Certificate Participation
Holdings [Line Items]
Percent of Total Investments	2.30%
C000201845 | Pre-Refunded
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021323 | New York
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021323 | California
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021323 | Texas
Holdings [Line Items]
Percent of Total Investments	7.70%
C000021323 | Florida
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021323 | Illinois
Holdings [Line Items]
Percent of Total Investments	15.20%
C000021323 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021323 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021323 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021323 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021323 | Utah
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089979 | New York
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089979 | California
Holdings [Line Items]
Percent of Total Investments	5.40%
C000089979 | Texas
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089979 | Florida
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089979 | Illinois
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089979 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089979 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089979 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089979 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089979 | Utah
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089977 | New York
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089977 | California
Holdings [Line Items]
Percent of Total Investments	5.40%
C000089977 | Texas
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089977 | Florida
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089977 | Illinois
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089977 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089977 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089977 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089977 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089977 | Utah
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089978 | New York
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089978 | California
Holdings [Line Items]
Percent of Total Investments	5.40%
C000089978 | Texas
Holdings [Line Items]
Percent of Total Investments	7.70%
C000089978 | Florida
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089978 | Illinois
Holdings [Line Items]
Percent of Total Investments	15.20%
C000089978 | Indiana
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089978 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	7.60%
C000089978 | Georgia
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089978 | New Jersey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000089978 | Utah
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021325 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021325 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	26.00%
C000021325 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	14.70%
C000021325 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000021325 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021325 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021325 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021325 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021325 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021325 | Aon North America, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021325 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021325 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021325 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021325 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021325 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021325 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000021325 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021325 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021326 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021326 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	26.00%
C000021326 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	14.70%
C000021326 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000021326 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021326 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021326 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021326 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021326 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021326 | Aon North America, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021326 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021326 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000021326 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021326 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021326 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000021326 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000021326 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021326 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057304 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000057304 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	26.00%
C000057304 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	14.70%
C000057304 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000057304 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057304 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057304 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000057304 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057304 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057304 | Aon North America, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057304 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057304 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000057304 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057304 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000057304 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000057304 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000057304 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057305 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000057305 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	26.00%
C000057305 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	14.70%
C000057305 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000057305 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057305 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057305 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000057305 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057305 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057305 | Aon North America, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000057305 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057305 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000057305 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057305 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057305 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000057305 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000057305 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000057305 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000153036 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000153036 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	26.00%
C000153036 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	14.70%
C000153036 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	11.10%
C000153036 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000153036 | Warnermedia Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153036 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000153036 | Federal Home Loan Mortgage Corp. STACR REMIC Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000153036 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153036 | Aon North America, Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153036 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153036 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000153036 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153036 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153036 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000153036 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000153036 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000153036 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000044074 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000044074 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.10%
C000044074 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	17.60%
C000044074 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	14.20%
C000044074 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000044074 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000044074 | Federal Home Loan Mortgage Corp. STACR REMIC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000044074 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000044074 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000044074 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000044074 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000044074 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000044074 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000044074 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000044074 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000044074 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000044074 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000044074 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000044074 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000044074 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000044074 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000044074 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000044074 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021324 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021324 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021324 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	17.60%
C000021324 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	14.20%
C000021324 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021324 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021324 | Federal Home Loan Mortgage Corp. STACR REMIC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021324 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021324 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021324 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021324 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021324 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000021324 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021324 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000021324 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000021324 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021324 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021324 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021324 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021324 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021324 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021324 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021324 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057302 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000057302 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.10%
C000057302 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	17.60%
C000057302 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	14.20%
C000057302 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057302 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000057302 | Federal Home Loan Mortgage Corp. STACR REMIC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000057302 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057302 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057302 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057302 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000057302 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000057302 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000057302 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000057302 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057302 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000057302 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057302 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057302 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057302 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057302 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057302 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057303 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000057303 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.10%
C000057303 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	17.60%
C000057303 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	14.20%
C000057303 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000057303 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000057303 | Federal Home Loan Mortgage Corp. STACR REMIC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000057303 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000057303 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057303 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000057303 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000057303 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000057303 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000057303 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000057303 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000057303 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000057303 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057303 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057303 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000057303 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057303 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057303 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125076 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125076 | U.S. Treasury
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125076 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	17.60%
C000125076 | Federal Home Loan Mortgage Corp.
Holdings [Line Items]
Percent of Total Investments	14.20%
C000125076 | Government National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125076 | Federal National Mortgage Association Connecticut Avenue Securities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125076 | Federal Home Loan Mortgage Corp. STACR REMIC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125076 | BX Trust
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125076 | Verus Securitization Trust
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125076 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125076 | AssetForeign Government Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000125076 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000125076 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000125076 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000125076 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000125076 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000125076 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000125076 | AssetU.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125076 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125076 | AssetMunicipal Notes
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000125076 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125076 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000125076 | AssetClosed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%